Stockholders' Deficiency	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Stockholders' Deficiency
Note 7 – Stockholders’ Deficiency

Authorized Capital

On December 19, 2014, effective January 1, 2015, the Company’s shareholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware and in connection therewith (i) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of common stock authorized to be issued by the Company from 100,000,000 to 200,000,000; and (ii) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of preferred stock authorized to be issued by the Company from 1,000,000 to 5,000,000. See Note 1 – Business Organization, Nature of Operations and Basis of Presentation for common stock Reverse Split information. See Note 8 – Subsequent Events.

Common Stock and Warrant Offerings

During the six months ended June 30, 2015, the Company issued an aggregate of 180,167 shares of common stock at prices ranging from $5.00 to $6.00 per unit to investors for aggregate gross proceeds of $1,051,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 56,290 shares of common stock at exercise prices ranging from $8.00 to $15.00 per share of common stock. The warrants have a term of five years and an aggregate grant date fair value of $188,883.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at annual rates ranging from 0% to 5% for options granted during the six months ended June 30, 2015 and 2014. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following weighted average assumptions:

	For The Six Months Ended
	June 30,
	2015	2014
Risk free interest rate	1.22% - 1.71%	0.39% - 2.20%
Expected term (years)	5.00	1.96 - 5.00
Expected volatility	121% - 122%	120% - 129%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the six months ended June 30, 2015 was $3.60 per share. The weighted average estimated fair value of the warrants granted during the six months ended June 30, 2014 was $3.80 per share.

On May 29, 2015, the Company extended the expiration date of previously outstanding warrants to purchase an aggregate of 5,000 shares of common stock from December 31, 2015 to December 31, 2017. During the six months ended June 30, 2015, the Company recognized $10,000 of incremental expense related to the modification of the warrants which is reflected in general and administrative expense in the condensed consolidated statements of operations.

The Company recorded stock–based compensation expense of $0 during the six months ended June 30, 2015, and expense of $167,126 during the six months ended June 30, 2014, related to stock warrants issued as compensation, which is reflected as consulting expense in the condensed consolidated statements of operations. As of June 30, 2015, there was no unrecognized stock-based compensation expense related to stock warrants.

A summary of the stock warrant activity during the six months ended June 30, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Warrants	Price	In Years	Value
Outstanding, December 31, 2014	412,422	$17.97
Granted	316,428	13.82
Exercised	-	-
Forfeited	-	-
Outstanding, June 30, 2015	728,850	$16.17	3.8	$45,500

Exercisable, June 30, 2015	693,850	$15.47	3.9	$45,500

The following table presents information related to stock warrants at June 30, 2015:

Warrants Outstanding			Warrants Exercisable
			Weighted
		Outstanding	Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$6.00		32,500	3.9	32,500
7.60		25,000	4.8	25,000
8.00		12,500	4.5	12,500
10.00		56,554	4.6	56,554
10.60		19,000	2.9	19,000
11.60		2,500	4.3	2,500
12.00		5,000	4.8	5,000
15.00		454,638	4.0	454,638
18.80		2,500	4.3	2,500
20.00		27,500	3.9	27,500
30.00		43,140	2.0	43,140
35.00		1,000	1.8	1,000
40.00		6,176	3.4	6,176
50.00		1,000	2.1	1,000
60.00		1,842	2.8	1,842
80.00		3,000	2.3	3,000
Variable	[1]	35,000	-	-
		728,850	3.9	693,850

[1]
Warrants to purchase 35,000 shares of common stock have an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the six months ended June 30, 2015.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following weighted average assumptions:

	For the Six Months Ended
	June 30,
	2015	2014
Risk free interest rate	1.33% - 1.64%	1.50% - 2.54%
Expected term (years)	5.00 - 6.00	5.00 - 10.00
Expected volatility	121% - 122%	120% - 121%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the options granted during the six months ended June 30, 2015 was $7.64 per share. The weighted average estimated fair value of the options granted during the six months ended June 30, 2014 was $4.80 per share.

See Note 6 – Commitments and Contingencies – Employment Agreements for details associated with the grant of stock options in connection with employment agreements.

On January 23, 2015, the Company granted five-year options to consultants to purchase an aggregate of 5,000 shares of common stock at an exercise price of $9.40 per share, pursuant to the Plan. The shares vest as follows: (i) 3,750 shares vest ratably over three months from the date of grant, (ii) 625 shares vest immediately and (iii) 625 shares vest on the one-year anniversary of the date of grant. The aggregate grant date value of $39,200 will be recognized proportionate to the vesting period.

The following table presents information related to stock option expense:

					Weighted
					Average
					Remaining
	For The Six Months Ended		Unrecognized at		Amortization
	June 30,		June 30,		Period
	2015	2014	2015		(Years)

Consulting	$118,230	$251,575	$476,246		2.3
Research and development	233,152	153,714	643,481	[1]	2.2
General and administrative	133,144	104,979	764,074		2.2

	$484,526	$510,268	$1,883,801		2.2

[1]	Includes $266,096 of unrecognized expense that is subject to non-employee mark-to-market adjustments.

A summary of the stock option activity during the six months ended June 30, 2015 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2014	779,200	$12.18
Granted	45,000	8.82
Exercised	-	-
Forfeited	(35,000)	6.34
Outstanding, June 30, 2015	789,200	$12.25	8.0	$317,000

Exercisable, June 30, 2015	365,327	$17.49	7.2	$28,500

The following table presents information related to stock options at June 30, 2015:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$5.70	35,000	9.0	15,000
6.40	25,000	-	-
6.60	281,250	4.2	3,750
6.80	12,500	-	-
7.80	3,000	4.0	3,000
8.00	15,000	-	-
9.20	25,000	-	-
9.40	5,000	4.6	4,375
10.00	17,250	4.4	17,250
10.60	2,000	8.7	2,000
12.00	49,000	8.3	49,000
13.00	133,750	8.3	92,502
20.00	6,550	7.5	6,550
21.00	113,500	6.6	113,500
22.00	250	2.0	250
24.00	500	0.9	500
25.00	2,150	1.4	2,150
28.00	17,500	4.1	10,500
30.00	45,000	7.4	45,000
	789,200	7.2	365,327

Compensatory Common Stock Issuances

During the six months ended June 30, 2015, the Company issued an aggregate of 19,198 shares of common stock valued at $99,147 to consultants pursuant to consulting agreements for services rendered during the period.

During the six months ended June 30, 2015, the Company issued 943 shares of common stock valued at $8,481 in satisfaction of previously accrued professional services.
The following table presents information related to compensatory common stock expense:

	For The Six Months Ended		Unrecognized at
	June 30,		June 30,
	2015	2014	2015

Consulting	$90,300	$234,500	$-
Research and development	8,847	5,898	-

	$99,147	$240,398	$-

Note 10 – Stockholders’ Deficiency

Authorized Capital

As of December 31, 2014, the Company was authorized to issue 100,000,000 shares of common stock, $0.001 par value, and 1,000,000 shares of preferred stock, $0.01 par value. The holders of the Company’s common stock are entitled to one vote per share. Subject to the rights of holders of preferred stock, if any, the holders of common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds. Subject to the rights of holders of preferred stock, if any, upon liquidation, dissolution or winding up of the Company, holders of common stock are entitled to share ratably in all assets of the Company that are legally available for distribution.

On December 19, 2014, effective January 1, 2015, the Company’s shareholders approved the reincorporation of the Company from the State of Nevada to the State of Delaware and in connection therewith (i) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of common stock authorized to be issued by the Company from 100,000,000 to 200,000,000; and (ii) approved an amendment to the Company’s Articles of Incorporation to increase the number of shares of preferred stock authorized to be issued by the Company from 1,000,000 to 5,000,000.

2010 Equity Participation Plan

On February 18, 2014 and October 23, 2014, the Board of Directors of the Company approved successive increases in the number of shares of common stock authorized to be issued pursuant to the Plan from 300,000 to 600,000 and then to 1,000,000. On December 19, 2014, the Company’s shareholders approved an increase in the number of shares of common stock authorized to be issued pursuant to the Plan to 1,000,000.

Common Stock and Warrant Offerings

During the year ended December 31, 2013, the Company issued an aggregate of 42,030 shares of common stock at prices ranging from $17.00 to $30.00 per share to investors for aggregate gross proceeds of $905,000. In connection with the purchases, the Company issued five-year warrants to purchase an aggregate of 20,180 shares of common stock at exercise prices ranging from $30.00 to $80.00 per share of common stock. The warrants had an aggregate grant date value of $224,313.

During the year ended December 31, 2014, the Company issued an aggregate of 433,600 shares of common stock at prices ranging from $5.00 to $9.00 per share to investors for aggregate gross proceeds of $2,605,000. In connection with the purchases, the Company issued warrants to purchase an aggregate of 116,535 shares of common stock at exercise prices ranging from $6.00 to $15.00 per share of common stock. The warrants have terms ranging from two to five years. The warrants had an aggregate grant date value of $389,608.

See Note 7 – Notes Payable for details associated with common stock issued in conjunction with the extension and exchange of notes payable and related accrued interest.

See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with common stock issued in conjunction with consulting agreements.

Warrant and Option Valuation

The Company has computed the fair value of warrants and options granted using the Black-Scholes option pricing model. Option forfeitures are estimated at the time of valuation and reduce expense ratably over the vesting period. This estimate will be adjusted periodically based on the extent to which actual option forfeitures differ, or are expected to differ, from the previous estimate, when it is material. The Company estimated forfeitures related to option grants at an annual rate ranging from 0% to 5% for options granted during the years ended December 31, 2014 and 2013. The expected term used for warrants and options issued to non-employees is the contractual life and the expected term used for options issued to employees and directors is the estimated period of time that options granted are expected to be outstanding. The Company utilizes the “simplified” method to develop an estimate of the expected term of “plain vanilla” employee option grants. Since the Company’s stock has not been publicly traded for a sufficiently long period of time, the Company is utilizing an expected volatility figure based on a review of the historical volatilities, over a period of time, equivalent to the expected life of the instrument being valued, of similarly positioned public companies within its industry. The risk-free interest rate was determined from the implied yields from U.S. Treasury zero-coupon bonds with a remaining term consistent with the expected term of the instrument being valued.

Warrant Exercise and Reload Program

On November 27, 2013, the Company initiated a limited time program (the “Warrant Exercise and Reload Program”) which, at the election of any warrant holder, would permit them to immediately exercise their outstanding exercisable warrants at an exercise price of $6.00 per share. In connection with the exercise of the warrant, in addition to having received the number of shares pursuant to such exercise, each holder received a new warrant for the same number of shares purchased with an exercise price of $15.00 per share and an expiration date two years from the date of grant. The terms of the newly issued warrant permit the Company to redeem the new warrant for a total of $1.00 if the common stock of the Company trades above $25.00 for five consecutive trading days. Under the Warrant Exercise and Reload Program, warrants to purchase an aggregate of 18,834 and 84,302 shares of common stock were exercised during the years ended December 31, 2014 and 2013, respectively, for aggregate gross proceeds of $113,000 and $505,809, respectively. The Company recognized a warrant modification charge of $50,035 and $214,912 during the years ended December 31, 2014 and 2013, respectively, which represents the incremental value of the modified warrant and new warrant combined, as compared to the original warrant value, all valued as of the respective modification dates.

Stock Warrants

In applying the Black-Scholes option pricing model to warrants granted, the Company used the following assumptions:

	For The Year Ended
	December 31,
	2014	2013
Risk free interest rate	0.39% - 2.20%	0.34% - 1.68%
Expected term (years)	1.96 - 5.00	3.00 - 5.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the warrants granted during the years ended December 31, 2014 and 2013 was approximately $3.40 and $7.20 per share, respectively.

See Note 7 – Notes Payable for details associated with the issuance of warrants in connection with note issuances and the exchange of notes payable. See Note 9 – Commitments and Contingencies – Consulting Agreements for details associated with the issuance of warrants as compensation. See Note 10 – Stockholders’ Deficiency – Common Stock and Warrant Offerings for details associated with the issuance of warrants in connection with common stock and warrant offerings.

The Company recorded stock–based compensation expense of $185,266 and $26,777 during the years ended December 31, 2014 and 2013, respectively, related to stock warrants issued as compensation, which is reflected as consulting expense in the consolidated statements of operations. As of December 31, 2014, there was no unrecognized stock-based compensation expense related to stock warrants.

A summary of the warrant activity during the years ended December 31, 2014 and 2013 is presented below:

				Weighted
		Weighted		Average
		Average		Remaining	Aggregate
	Number of	Exercise		Life	Intrinsic
	Warrants	Price		In Years	Value
Outstanding, December 31, 2012	166,740	$33.80
Granted	157,357	31.20
Exercised	(84,305)	6.00	[1]
Forfeited	-	-
Outstanding, December 31, 2013	239,792	$24.16
Granted	192,463	13.92
Exercised	(18,832)	6.00	[1]
Forfeited	(1,000)	10.00
Outstanding, December 31, 2014	412,423	$17.97		3.2	$-

Exercisable, December 31, 2014	377,422	$16.86		3.3	$-

[1]
During the year ended December 31, 2013, warrants to purchase an aggregate of 84,305 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program. During the year ended December 31, 2014, warrants to purchase an aggregate of 18,832 shares of common stock, with original exercise prices ranging from $30.00 to $80.00 per share, had their exercise prices reduced to $6.00 per share pursuant to the Warrant Exercise and Reload Program.

The following table presents information related to stock warrants at December 31, 2014:

Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Exercisable
Exercise		Number of	Remaining Life	Number of
Price		Warrants	In Years	Warrants

$6.00		32,500	4.4	32,500
8.00		10,000	4.9	10,000
10.00		25,104	4.8	25,104
10.60		19,000	3.4	19,000
11.60		2,500	4.8	2,500
15.00		202,160	2.8	202,160
18.80		2,500	4.8	2,500
20.00		27,500	4.4	27,500
30.00		43,140	2.5	43,140
35.00		1,000	2.3	1,000
40.00		6,176	3.9	6,176
50.00		1,000	2.6	1,000
60.00		1,843	3.3	1,842
80.00		3,000	2.8	3,000
Variable	[1]	35,000	-	-
		412,423	3.3	377,422

[1]
Warrants to purchase 35,000 shares of common stock have an exercise price which is the greater of $30.00 per share or the fair market value of the common stock on the date certain performance criteria are met. Exercisability of warrants is subject to satisfaction of certain performance criteria which did not occur during the year ended December 31, 2014.

Stock Options

In applying the Black-Scholes option pricing model to stock options granted, the Company used the following assumptions:

	For the Year Ended
	December 31,
	2014	2013
Risk free interest rate	1.50% - 2.54%	1.13% - 2.66%
Expected term (years)	5.00 - 10.00	5.00 - 10.00
Expected volatility	116% - 122%	132% - 135%
Expected dividends	0.00%	0.00%

The weighted average estimated fair value of the stock options granted during the years ended December 31, 2014 and 2013 was approximately $5.40 and $5.20 per share, respectively.

See Note 9 – Commitments and Contingencies for details associated with certain grants of options as compensation to employees, directors and consultants.

On October 4, 2013, the Company granted ten-year options to employees, directors, and an advisor to purchase an aggregate of 49,000 shares of common stock at an exercise price of $12.00 per share, pursuant to the Plan. The shares vest as follows: (i) 24,500 shares immediately and (ii) 24,500 shares on the first anniversary of the grant date. The grant date value of $199,921 was recognized proportionate to the vesting period.

Between February 18, 2014 and March 12, 2014, the Company granted ten-year options to employees and directors to purchase an aggregate of 120,750 shares of common stock at exercise prices ranging from $10.60 to $13.00 per share, pursuant to the Plan. The shares vest as follows: (i) 41,584 shares immediately and (ii) 79,467 shares ratably over two years on the grant date anniversaries. The aggregate grant date value of $566,483 will be recognized proportionate to the vesting period.

On June 16, 2014, the Company granted a five-year option to a consultant to purchase 3,000 shares of common stock at an exercise price of $7.80 per share, pursuant to the Plan. The shares vest ratably over three months on the grant date anniversaries. The grant date value of $18,600 was recognized proportionate to the vesting period.

On September 24, 2014, the Company granted a five-year option to a consultant to purchase 3,750 shares of common stock at an exercise price of $6.60 per share, pursuant to the Plan. The shares vest ratably over three months on the grant date anniversaries. The grant date value of $20,100 was recognized proportionate to the vesting period.

On October 23, 2014, the Company granted ten-year options to employees and directors to purchase an aggregate of 297,500 shares of common stock at an exercise price of $6.60 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $1,710,400 will be recognized proportionate to the vesting period.

On October 27, 2014, the Company granted a ten-year option to an advisor to purchase 12,500 shares of common stock at an exercise price of $6.80 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $78,500 will be recognized proportionate to the vesting period.

On November 17, 2014, the Company granted a ten-year option to an employee to purchase 5,000 shares of common stock at an exercise price of $6.60 per share, pursuant to the Plan. The shares vest ratably over three years on the grant date anniversaries. The grant date value of $31,600 will be recognized proportionate to the vesting period.

The following table presents information related to stock option expense:

					Weighted
					Average
	For the Year Ended		Unrecognized at		Amortization
	December 31,		December 31,		Period
	2014	2013	2014		(Years)

Consulting	$365,825	$160,894	$654,956		2.6
Research and development	328,740	251,758	712,551	[1]	2.5
General and administrative	179,628	235,163	961,378		2.6

	$874,193	$647,815	$2,328,885		2.6

[1]	Includes $448,189 of expense that is subject to non-employee mark-to-market adjustments.

As of December 31, 2014, there was $2,328,885 of unrecognized compensation expense which will be amortized over the weighted average remaining vesting period of 2.6 years.

A summary of the option activity during the years ended December 31, 2014 and 2013 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Life	Intrinsic
	Options	Price	In Years	Value

Outstanding, December 31, 2012	200,900	$22.40
Granted	57,250	13.60
Exercised	-	-
Forfeited	(6,000)	10.00
Outstanding, December 31, 2013	252,150	$20.70
Granted	528,750	8.17
Exercised	-	-
Forfeited	(1,700)	26.18
Outstanding, December 31, 2014	779,200	$12.18	8.5	$979,600

Exercisable, December 31, 2014	318,573	$18.29	7.6	$45,600

The following table presents information related to stock options at December 31, 2014:

Options Outstanding		Options Exercisable
		Weighted
	Outstanding	Average	Exercisable
Exercise	Number of	Remaining Life	Number of
Price	Options	In Years	Options

$5.70	45,000	9.5	10,000
6.40	25,000	-	-
6.60	306,250	4.7	3,750
6.80	12,500	-	-
7.80	3,000	4.5	3,000
10.00	17,250	4.9	16,625
10.60	2,000	9.2	2,000
12.00	49,000	8.8	49,000
13.00	133,750	9.1	56,248
20.00	6,550	8.0	6,550
21.00	113,500	7.1	113,500
22.00	250	2.4	250
24.00	500	1.4	500
25.00	2,150	1.9	2,150
28.00	17,500	4.5	10,000
30.00	45,000	7.9	45,000
	779,200	7.6	318,573

Compensatory Common Stock Issuances

See Note 9 – Commitments and Contingencies for details associated with certain issuances of common stock as compensation to employees, directors and consultants.

On October 4, 2013, the Company issued 2,500 shares of immediately vested common stock to its legal counsel. The $12,500 grant date fair value was recognized immediately.

Between June 27, 2014 and December 31, 2014, the Company issued 7,500 shares of immediately vested common stock to its legal counsel. The $33,000 grant date fair value was recognized immediately.

The following table presents information related to compensatory common stock issuances expense during the years ended December 31, 2014 and 2013:

	For the Year Ended		Unrecognized at
	December 31,		December 31,
	2014	2013	2014

Consulting	$276,500	$111,351	$-
Research and development	24,337	26,704	-

	$300,837	$138,055	$-

A summary of compensatory common stock issuances activity during the years ended December 31, 2014 and 2013 is presented below:

		Weighted
		Average	Total
	Number of	Issuance Date	Issuance Date
	Shares	Fair Value	Fair Value

Non-vested, December 31, 2012	-	$-	$-
Granted	11,977	11.53	138,055
Vested	(11,977)	(11.53)	(138,055)
Forfeited	-	-	-
Non-vested, December 31, 2013	-	$-	$-
Granted	97,188	5.27	511,886
Vested	(97,188)	(5.27)	(511,886)
Forfeited	-	-	-
Non-vested, December 31, 2014	-	$-	$-